The Union Central Life Insurance Company
                             ("Union Central Life")

                             Carillon Life Account
                              ("Separate Account")

                                 Supplement to:
                             Excel Performance VUL
                          Prospectus Dated May 1, 2010
                    and Statement of Additional Information
                          Supplement Dated May 1, 2012


1. Subaccount underlying portfolios available as variable investment options for your Policy are:

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                              FUND NAME                                                   INVESTMENT ADVISER
Portfolio Name - Subadviser(s)                                         Portfolio Type / Summary of Investment Objective
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                       The Alger Portfolios                                          Fred Alger Management, Inc.
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Alger Balanced Portfolio, Class I-2                                    Current income and long-term capital appreciation.
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Alger Capital Appreciation Portfolio, Class I-2                        Long-term capital appreciation.
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                   American Century Investments                               American Century Investment Management, Inc.
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American Century VP Mid Cap Value Fund, Class I                        Long-term capital growth; income is secondary.
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                 Calvert Variable Products, Inc.*                                 Calvert Investment Management, Inc.
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Calvert VP Barclays Capital Aggregate Bond Index Portfolio -           Index:  Barclays Capital Aggregate Bond Index.
Summit Investment Advisors, Inc. ("Summit")
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Calvert VP EAFE International Index Portfolio, Class I - World         Index:  MSCI EAFE Index.
Asset Management, Inc.
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Calvert VP Inflation Protected Plus Portfolio - Summit                 Current income.
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Calvert VP Nasdaq 100 Index Portfolio - Summit                         Index:  Nasdaq 100(R) Index.
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Calvert VP Natural Resources Portfolio - Summit                        Capital growth.
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Calvert VP Russell 2000 Small Cap Index Portfolio, Class I -           Index:  Russell 2000 Index.
Summit
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Calvert VP S&P 500 Index Portfolio ** - Summit                         Index:  S&P 500 Index.
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Calvert VP S&P MidCap 400 Index Portfolio, Class I** - Summit          Index:  S&P MidCap 400 Index.
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Calvert VP SRI Large Cap Value Portfolio - No Subadviser               Long-term capital appreciation
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                    Calvert Variable Series, Inc.*                                 Calvert Investment Management, Inc.
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Calvert VP Income Portfolio - No Subadviser                            Long-term income.
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Calvert VP Money Market Portfolio - No Subadviser                      Money market: current income.
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Calvert VP Small Cap Growth Portfolio - Eagle Asset Management, Inc.   Long-term capital appreciation.
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Calvert VP SRI Balanced Portfolio - Equity Portion: New                Income and capital growth.
Amsterdam Partners LLC; Fixed Income Portion: No Subadviser
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Calvert VP SRI Equity Portfolio - Atlanta Capital Management           Capital growth.
Company, LLC
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Calvert VP SRI Strategic Portfolio - Thornburg Investment              Long-term capital appreciation; current income is
Management, Inc.                                                       secondary.
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                       DWS Variable Series I                                  Deutsche Investment Management Americas Inc.
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DWS Capital Growth VIP Portfolio, Class A                              Long-term growth of capital.
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                      DWS Variable Series II                                  Deutsche Investment Management Americas Inc.
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DWS Dreman Small Mid Cap Value VIP Portfolio, Class A -                Long-term capital appreciation.
Dreman Value Management, L.L.C.
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DWS Global Thematic VIP Portfolio, Class A - Global Thematic           Long-term capital growth.
Partners, LLC
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              Fidelity(R) Variable Insurance Products                           Fidelity Management & Research Company
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Fidelity(R) VIP Contrafund(R) Portfolio, Initial Class 1,4             Long-term capital appreciation.
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Fidelity(R) VIP Equity-Income Portfolio, Initial Class 1,4             Index:  S&P 500(R) Index. **
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Fidelity(R) VIP High Income Portfolio, Initial Class 1,4               Income and growth.
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Fidelity(R) VIP Investment Grade Bond Portfolio, Initial Class 2,4     Bond.
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Fidelity(R) VIP Mid Cap Portfolio, Initial Class 1,4                   Long-term growth.
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Fidelity(R) VIP Overseas Portfolio, Initial Class 1,4                  Long-term growth.
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Fidelity(R) VIP Strategic Income Portfolio, Initial Class 1,2,3,4      Income.
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   Subadvisers: (1) FMR Co., Inc.; (2) Fidelity Investments Money Management, Inc.; (3) FIL Investment Advisors (UK) Limited;
                              and (4) other investment advisers serve as sub-advisers for the fund.
---------------------------------------------------------------------  ---------------------------------------------------------
        Franklin Templeton Variable Insurance Products Trust                            Franklin Advisers, Inc.
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Franklin Income Securities Fund, Class 2                               Income.
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
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                              FUND NAME                                                   INVESTMENT ADVISER
Portfolio Name - Subadviser(s)                                         Portfolio Type / Summary of Investment Objective
---------------------------------------------------------------------  ---------------------------------------------------------
        Financial Investors Variable Insurance Trust (ALPS)                              ALPS Advisors, Inc.
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Ibbotson Balanced ETF Asset Allocation Portfolio, Class II -           Capital appreciation and some current income.
Ibbotson Associates, Inc.
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Ibbotson Growth ETF Asset Allocation Portfolio, Class II -             Capital appreciation.
Ibbotson Associates, Inc.
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Ibbotson Income and Growth ETF Asset Allocation Portfolio,             Current income and capital appreciation.
Class II - Ibbotson Associates, Inc.
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                    AIM Variable Insurance Funds                                        Invesco Advisers, Inc.
                 (Invesco Variable Insurance Funds)
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Invesco V.I. Global Real Estate Fund, Series I - Invesco Asset         Total return through growth of capital and current income.
Management Limited (IAML)
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Invesco V.I. International Growth Fund, Series I                       Long-term growth of capital.
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Invesco V.I.  Small Cap Equity Fund, Series I                          Long-term growth of capital.
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               Ivy Funds Variable Insurance Portfolios                        Waddell & Reed Investment Management Company
---------------------------------------------------------------------  ---------------------------------------------------------
Ivy Funds VIP Science and Technology                                   To seek to provide growth of capital.
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                   MFS(R) Variable Insurance Trust                              Massachusetts Financial Services Company
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MFS(R) Research International Series, Initial Class                    Seeks capital appreciation.
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MFS(R) Total Return Series, Initial Class                              Seeks total return.
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MFS(R) Utilities Series, Initial Class                                 Seeks total return.
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MFS(R) Value Series, Initial Class                                     Seeks capital appreciation.
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             Neuberger Berman Advisers Management Trust                             Neuberger Berman Management LLC
---------------------------------------------------------------------  ---------------------------------------------------------
Neuberger Berman AMT Guardian Portfolio, Class I                       Long-term capital growth; current income is secondary.
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Neuberger Berman AMT Mid Cap Intrinsic Value Portfolio,                Capital growth.
Class I (named Neuberger Berman AMT Regency Portfolio prior
to May 1, 2012)
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                 Oppenheimer Variable Account Funds                                     OppenheimerFunds, Inc.
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Oppenheimer Global Securities Fund/VA, Non-Service Shares              Long-term capital appreciation.
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                   PIMCO Variable Insurance Trust                              Pacific Investment Management Company LLC
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PIMCO Total Return Portfolio, Administrative Class                     Seeks maximum total return.
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                  T. Rowe Price Equity Series, Inc.                                 T. Rowe Price Associates, Inc.
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T. Rowe Price Blue Chip Growth Portfolio-II                            Seeks long-term capital growth.  Income is a secondary
                                                                       objective.
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T. Rowe Price Equity Income Portfolio-II                               Seeks substantial dividend income and long-term growth of
                                                                       capital.
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                 Third Avenue Variable Series Trust                                   Third Avenue Management LLC
---------------------------------------------------------------------  ---------------------------------------------------------
Third Avenue Value Portfolio                                           Long-term capital appreciation.
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              The Universal Institutional Funds, Inc.                          Morgan Stanley Investment Management Inc.
---------------------------------------------------------------------  ---------------------------------------------------------
UIF Emerging Markets Equity Portfolio, Class I - Morgan                Long-term capital appreciation by investing primarily in
Stanley Investment Management Company and Morgan Stanley               growth oriented equity securities of issuers in emerging
Investment Management Limited                                          market countries.
---------------------------------------------------------------------  ---------------------------------------------------------

* These funds are part of and their investment adviser and Summit are indirect subsidiaries of the UNIFI(R) Mutual Holding Company (UNIFI(R)), the ultimate parent of Union Central Life. Also, Calvert Investment Distributors, Inc., an indirect subsidiary of UNIFI(R), is the underwriter for these funds.
**     "Standard & Poor's(R)," "S&P(R)," "S&P 500(R)," "Standard & Poor's 500,"
and "500" are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by us. The Product is not sponsored, endorsed, sold or promoted by Standard & Poor's and Standard & Poor's makes no representation regarding the advisability of investing in the Product. The Statement of Additional Information sets forth certain additional disclaimers and limitations of liabilities on behalf of S&P as set forth in the Licensing Agreement between us and S&P.

2. Please see the fund prospectuses for more information about subaccount underlying portfolios, including portfolio operating expenses for the year ended December 31, 2011.

3. The Asset Allocation Program section of the prospectus is revised as follows:
     a.   The following sentences are added at the end of the first paragraph:
               We also obtain research and business support services relating to models from unaffiliated consultants. We pay for these consultant services, at no additional cost to Policy Owners.
     b. In the Potential Conflicts of Interest first paragraph, the fourth sentence is deleted and replaced with the following:
               We may receive fees for administrative services from other portfolios in the models.

4.   The SAI ASSET ALLOCATION PROGRAM text is revised as follows:
     a. In The Asset Allocation Program Models section, the first two sentences are deleted and replaced with the following:
               Development of the Program models is a multi-step process. First, we obtain research relating to models from an unaffiliated firm, then an optimization analysis is performed to determine the breakdown of asset classes.
     b. In the Potential Conflicts of Interest paragraph, the sentence, "We and AIC may receive revenue sharing from other portfolios that are available as investment options or distribution fees." is deleted and replaced with the following:
               We may receive revenue sharing from other portfolios that are available as investment options or distribution fees.

5. In the Distribution of the Contracts section, the last paragraph, discussing 12b-1 fees is deleted.


All other provisions of your Policy remain as stated in your Policy and prospectus, as previously supplemented.

       Please retain this supplement with the current prospectus for your variable policy issued by The Union Central Life Insurance Company.

 If you do not have a current prospectus, please contact Union Central Life at
                                1-800-825-1551.